Expense Example (Invesco Global Core Equity Fund, Institutional Class, Invesco Global Core Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Global Core Equity Fund | Institutional Class, Invesco Global Core Equity Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 125
3 Years	390
5 Years	676
10 Years	$ 1,489